INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified					9 Months Ended
	Sep. 30, 2013		Apr. 02, 2013	Jan. 04, 2013	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees
Summarized financial information:
Excess MSR Assets					$ 719,780
Other Assets					1,991
Debt
Other Liabilities					(5,707)
Equity					716,064
Investments in equity method investees at fair value	358,032	[1]			358,032
Ownership percentage in equity method investees			30.00%	50.00%	50.00%
Interest income					30,501
Other income (loss)					56,483
Expenses					(3,502)
Net income					$ 83,482

[1]	Represents our historical consolidated balance sheet at September 30, 2013.